Condensed Consolidated Statements of Changes in Stockholders' Deficiency - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Common Stock [Member]
Balance	$ 14,732	$ 11,728	$ 6,483	$ 6,112	$ 11,728	$ 6,112	$ 6,112	$ 4,699
Balance, shares	14,732,411	11,728,394	6,483,253	6,112,473	11,728,394	6,112,473	6,112,473	4,699,035
Shares and warrants issued for cash	$ 1,191	$ 1,000	$ 10				$ 70	$ 361
Shares and warrants issued for cash, shares	1,191,111	1,000,000	10,000				70,000	361,335
Exercise of warrants for purchase of common stock				$ 207			$ 207	$ 461
Exercise of warrants for purchase of common stock, shares				207,084			207,084	460,625
Conversion of notes payable and accrued interest into common stock				$ 27			$ 97	$ 243
Conversion of notes payable and accrued interest into common stock, shares				27,018			97,424	243,441
Shares and warrants issued in exchange of notes payable and accrued interest	$ 3,726		$ 236	$ 85			$ 5,033	$ 132
Shares and warrants issued in exchange of notes payable and accrued interest, shares	3,726,082		236,248	84,678			5,031,914	132,082
Shares and warrants issued in satisfaction of accrued consulting services		$ 10		$ 19			$ 75	$ 165
Shares and warrants issued in satisfaction of accrued consulting services, shares		10,000		19,000			75,250	165,002
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions	$ 69		$ 18	$ 33			$ 99	$ 41
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions, shares	68,873		18,000	33,000			99,249	40,953
Reclassification of derivative liabilities to equity
Beneficial conversion features related to convertible notes payable
Warrant modifications
Stock-based compensation:- common stock	$ 75						$ 35	$ 10
Stock-based compensation:- common stock, shares	75,000						35,000	10,000
Stock-based compensation:- options and warrants			827,187
Net loss
Balance	$ 19,793	$ 14,732	$ 6,747	$ 6,483	$ 19,793	$ 6,747	$ 11,728	$ 6,112
Balance, shares	19,793,477	14,732,411	6,747,501	6,483,253	19,793,477	6,747,501	11,728,394	6,112,473
Additional Paid-In Capital [Member]
Balance	$ 60,137,952	$ 55,269,490	$ 46,215,334	$ 44,561,773	$ 55,269,490	$ 44,561,773	$ 44,561,773	$ 36,954,817
Shares and warrants issued for cash	155,120	99,000	24,990				99,930	1,083,639
Exercise of warrants for purchase of common stock				413,961			413,961	995,789
Conversion of notes payable and accrued interest into common stock				52,877			110,539	524,291
Shares and warrants issued in exchange of notes payable and accrued interest	2,059,712		467,430	173,841			7,210,333	421,170
Shares and warrants issued in satisfaction of accrued consulting services		7,190		37,981			80,113	588,427
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions	54,099		26,232	61,174			384,336	257,015
Reclassification of derivative liabilities to equity	120,742	2,517,254	(9,397)	9,397			105,187	9,019
Beneficial conversion features related to convertible notes payable				21,518			69,394	11,991
Warrant modifications							3,100	114,821
Stock-based compensation:- common stock	29,925						52,465	19,990
Stock-based compensation:- options and warrants	442,804	729,678		882,812			2,178,359	3,580,804
Net loss
Balance	63,000,354	60,137,952	47,551,776	46,215,334	63,000,354	47,551,776	55,269,490	44,561,773
Accumulated Deficit [Member]
Balance	(67,805,428)	(63,922,256)	(53,912,113)	(51,404,453)	(63,922,256)	(51,404,453)	(51,404,453)	(41,959,798)
Shares and warrants issued for cash
Exercise of warrants for purchase of common stock
Conversion of notes payable and accrued interest into common stock
Shares and warrants issued in exchange of notes payable and accrued interest
Shares and warrants issued in satisfaction of accrued consulting services
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions
Reclassification of derivative liabilities to equity
Beneficial conversion features related to convertible notes payable
Warrant modifications
Stock-based compensation:- common stock
Stock-based compensation:- options and warrants			827,187
Net loss	(4,157,190)	(3,883,172)	(3,514,423)	(2,507,660)			(12,517,803)	(9,444,655)
Balance	(71,962,618)	(67,805,428)	(57,426,536)	(53,912,113)	(71,962,618)	(57,426,536)	(63,922,256)	(51,404,453)
Balance	(7,652,744)	(8,641,038)	(7,690,296)	(6,836,568)	(8,641,038)	(6,836,568)	(6,836,568)	(5,000,282)
Shares and warrants issued for cash	156,311	100,000	25,000				100,000	1,084,000
Exercise of warrants for purchase of common stock				414,168		414,168	414,168	996,250
Conversion of notes payable and accrued interest into common stock				52,904			110,636	524,534
Shares and warrants issued in exchange of notes payable and accrued interest	2,063,438		467,666	173,926			7,215,366	421,302
Shares and warrants issued in satisfaction of accrued consulting services		7,200		38,000			80,188	588,592
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions	54,168		26,250	61,207			384,435	257,056
Reclassification of derivative liabilities to equity	120,742	2,517,254	(9,397)	9,397			105,187	9,019
Beneficial conversion features related to convertible notes payable				21,518			69,394	11,991
Warrant modifications							3,100	114,821
Stock-based compensation:- common stock	30,000						52,500	20,000
Stock-based compensation:- options and warrants	442,804	729,678		882,812			2,178,359	3,580,804
Net loss	(4,157,190)	(3,883,172)	(3,514,423)	(2,507,660)	(8,040,362)	(6,022,083)	(12,517,803)	(9,444,655)
Balance	$ (8,942,471)	$ (7,652,744)	$ (9,868,013)	$ (7,690,296)	$ (8,942,471)	$ (9,868,013)	$ (8,641,038)	$ (6,836,568)